Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage, amount	$ 250,000	$ 250,000
Interest from the Trust to pay franchise taxes	$ 85,000
Interest Expense Allocated to Discontinued Operations, Policy [Policy Text Block]	three
Cash	$ 500,000	$ 1,000,000
Initial public offering (in Shares)	6,000,000	6,000,000
Applicable income and franchise taxes	$ 0	$ 0
Derivative Warrant liabilities [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Initial public offering (in Shares)	10,000,000	10,000,000
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock subject to possible redemption (in Shares)	13,999,739	16,083,903
Purchase an aggregate common stock, shares (in Shares)	16,000,000	16,000,000
Dividing net loss	$ 20,900,000
Class B Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Dividing net loss	$ 20,900,000	$ 16,100,000